Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: February 12, 2024

Payment Date	2/15/2024
Collection Period Start	1/1/2024
Collection Period End	1/31/2024
Interest Period Start	1/16/2024
Interest Period End	2/14/2024

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$70,347,910.90	$37,936,952.02	$32,410,958.88	0.048871	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$941,227,910.90	$37,936,952.02	$903,290,958.88

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,003,627,106.82	$963,025,201.46	0.475378
YSOC Amount	$57,651,501.86	$54,986,548.52
Adjusted Pool Balance	$945,975,604.96	$908,038,652.94
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$70,347,910.90	2.71000%	30/360	$158,869.03
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$941,227,910.90			$2,516,887.45

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,003,627,106.82	$963,025,201.46
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$945,975,604.96	$908,038,652.94
Number of Receivables Outstanding	65,559	64,450
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	41	40

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,089,435.88
Principal Collections	$40,063,229.45
Liquidation Proceeds	$195,524.39
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$43,348,189.72
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$43,348,189.72

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$836,355.92	$836,355.92	$—	$—	$42,511,833.80
Interest - Class A-1 Notes	$—	$—	$—	$—	$42,511,833.80
Interest - Class A-2 Notes	$158,869.03	$158,869.03	$—	$—	$42,352,964.77
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$40,601,037.85
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$40,184,018.18
First Allocation of Principal	$—	$—	$—	$—	$40,184,018.18
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$40,127,206.43
Second Allocation of Principal	$—	$—	$—	$—	$40,127,206.43
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$40,065,014.18
Third Allocation of Principal	$14,209,257.96	$14,209,257.96	$—	$—	$25,855,756.22
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,785,688.39
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,805,688.39
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,805,688.39
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,057,994.33
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,057,994.33
Remaining Funds to Certificates	$2,057,994.33	$2,057,994.33	$—	$—	$—
Total	$43,348,189.72	$43,348,189.72	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$57,651,501.86
Increase/(Decrease)	$(2,664,953.34)
Ending YSOC Amount	$54,986,548.52

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$945,975,604.96	$908,038,652.94
Note Balance	$941,227,910.90	$903,290,958.88
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	34	$538,675.91
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	120	$195,524.39
Monthly Net Losses (Liquidation Proceeds)			$343,151.52
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.24%
Preceding Collection Period			0.18%
Current Collection Period			0.42%
Four-Month Average Net Loss Ratio			0.22%
Cumulative Net Losses for All Periods			$3,638,413.32
Cumulative Net Loss Ratio			0.18%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.31%	158	$2,978,340.04
60-89 Days Delinquent	0.11%	54	$1,039,863.46
90-119 Days Delinquent	0.03%	14	$288,198.25
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.45%	226	$4,306,401.75

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		11	$236,289.57
Total Repossessed Inventory		18	$388,768.68

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		68	$1,328,061.71
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.15%
Current Collection Period			0.14%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.90	0.09%	41	0.06%